Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

	June 30, 2025	December 31, 2024
Cash on hand	$8,222	$6,795
Checking accounts	96,990	61,475
Demand deposits	5,945,185	21,130,931
Cash in brokerage accounts	4,059,809	-
Time deposits	16,019,748	16,273,100
	26,129,954	37,472,301
Restricted deposits (Refer to clause b) below and Note 6)	(16,019,748)	(15,773,099)
	$10,110,206	$21,699,202

a)	The Group transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote.

b)	As of June 30, 2025 and 2024, some of time deposits provided as guarantees and with maturity over three months were reclassified as “restricted deposits - current” based on its nature. Details of the Group’s time deposits transferred to investments in debt instruments without active market are provided in Note 6.

c)	Details of time deposits pledged to others as collaterals are provided in Note 32.

d)	The details of interest income recognized in profit or loss from financial assets measured at amortized cost are provided in Note 23.